Rule 497(e)

1940 Act File No. 811-07685

1933 Act Registration No. 333-07305

FRONTIER FUNDS, INC.

Frontier MFG Core Infrastructure Fund
Institutional Class Shares (FMGIX)
Service Class Shares (FCIVX)

Supplement dated January 30, 2025

to the Prospectus and Statement of Additional Information

dated October 31, 2024

Effective March 2025, Mr. Gerald Stack will no longer serve as a portfolio manager of the Frontier MFG Core Infrastructure Fund (the “Fund”). Messrs. Ben McVicar, Jowell Amores and David Costello will continue to serve as portfolio managers of the Fund.

Please retain this Supplement for future reference.